UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Errol M Rudman

Address:  540 Madison Avenue
          New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Errol M Rudman
Title:    Investment Manager
Phone:    (212) 909-9220

Signature, Place and Date of Signing:


/s/ Errol M. Rudman         New York, New York            November 12, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $128,084
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE

                                                             Market   Shares/
Name Of issuer                  Title Of Class   Cusip       Value    Prn Amt SH/Prn PUT    Investment  Managers  Sole   Shared None
                                                             * 1000                  /CALL  Discretion
AT&T WIRELESS SERVICES INC      COMMON STOCK     00209A106     1341   325500 SH             SOLE                  325500
AMGEN CORP                      COMMON STOCK     031162100    11805   283104 SH             SOLE                  283104
AMPHENOL CORP NEW-CL A          COMMON STOCK     032095101     8709   280936 SH             SOLE                  280936
BIOSPHERE MEDICAL INC           COMMON STOCK     09066V103     1719   556154 SH             SOLE                  556154
CABLEVISION SYSTEMS CORP-CL A   COMMON STOCK     12686C109     6488   716152 SH             SOLE                  716152
CENDANT CORP                    COMMON STOCK     151313103     1925   178900 SH             SOLE                  178900
CITIGROUP INC                   COMMON STOCK     172967101     1915    64600 SH             SOLE                   64600
FURNITURE BRANDS INTERNATIONAL  COMMON STOCK     360921100     5126   223350 SH             SOLE                  223350
HCA - THE HEALTHCARE COMPANY    COMMON STOCK     404119109    16992   356899 SH             SOLE                  356899
J P MORGAN CHASE & CO           COMMON STOCK     46625H100      909    47850 SH             SOLE                   47850
LEAPFROG ENTERPRISES INC        COMMON STOCK     52186N106     2294   121350 SH             SOLE                  121350
LIFEPOINT HOSPITALS INC         COMMON STOCK     53219L109     5782   185382 SH             SOLE                  185382
MOHAWK INDUSTRIES INC           COMMON STOCK     608190104    15353   309220 SH             SOLE                  309220
MORGAN STANLEY                  COMMON STOCK     617446448     2031    59950 SH             SOLE                   59950
NEUBERGER BERMAN INC.           COMMON STOCK     641234109     7981   296150 SH             SOLE                  296150
***NEWS CORP LTD-ADR NEW        COMMON STOCK     652487703      294    15250 SH             SOLE                   15250
PRUDENTIAL FINANCIAL INC        COMMON STOCK     744320102     1661    58150 SH             SOLE                   58150
SYMBOL TECHNOLOGIES INC         COMMON STOCK     871508107     3739   487450 SH             SOLE                  487450
TICKETMASTER                    COMMON STOCK     88633P203      975    63907 SH             SOLE                   63907
***TYCO INTERNATIONAL LTD       COMMON STOCK     902124106     5723   405900 SH             SOLE                  405900
USA INTERACTIVE                 COMMON STOCK     902984103     3215   165897 SH             SOLE                  165897
VCAMPUS CORP                    COMMON STOCK     92240C308      240   106552 SH             SOLE                  106552
VERINT SYSTEMS INC              COMMON STOCK     92343X100     2143   248400 SH             SOLE                  248400
YELLOW CORP                     COMMON STOCK     985509108     1475    50000 SH             SOLE                   50000
***ACCENTURE LTD CL-A           COMMON STOCK     G1150G111     5237   366750 SH             SOLE                  366750
XOMA LTD-(BERMUDA)              COMMON STOCK     G9825R107     1955   311900 SH             SOLE                  311900
AMGEN CORP                      CALL             031162100     8340   200000 SH      CALL   SOLE                  200000
CABLEVISION SYSTEMS CORP-CL A   CALL             12686C109     2718   300000 SH      CALL   SOLE                  300000

                                                 Totals      128084  6785653                No. of Other Managers   0

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